SEI Daily Income Trust

Statement of Certification

Pursuant to Rule 497(j)

SEI Daily Income Trust (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated December 27, 2022, that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 93 to the Trust’s Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), which was filed electronically on December 27, 2022 (Accession No. 0001104659-22-130200).

SEI Daily Income Trust

By:	/s/ Katherine Mason
Katherine Mason

Title:	Vice President and Assistant Secretary

Date:	December 29, 2022